12. Income Taxes (Details 2) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Income Taxes Details 2
Current deferred tax assets	$ 114,200	$ 86,000
Long-term deferred tax assets	200,500	190,500
Long-term deferred tax liabilities	(46,000)	(44,300)
Net long-term deferred tax asset	154,500	146,200
Net deferred tax assets	$ 268,700	$ 232,200